StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated - 26.1% of NAV					1,2,3,4
Direct Debt - 0.1% of NAV
North America - 0.1% of NAV
Cyware Labs, Inc. ($52,206 principal amount, 10.00%, 03/26/2027)	Venture Capital	12/12/2025	$52,206	$52,206	5
Cyware Labs, Inc. ($26,103 principal amount, 10.00%, 06/11/2027)	Venture Capital	06/12/2026	26,103	26,103	5
Ilumed Parent LLC ($3,031,915 principal amount, 17.50%, 07/23/2027)	Growth Equity	01/23/2026	3,031,915	3,031,915	5,6
SiMa Technologies, Inc. ($4,265,865 principal amount, 7.50%, 12/31/2027)	Venture Capital	07/18/2025	4,265,865	7,296,674	5
Total North America			$7,376,089	$10,406,898
Total Direct Debt			$7,376,089	$10,406,898
Direct Equity - 8.0% of NAV
Europe - 0.3% of NAV
Monzo Bank Holding Group Limited (1,144,930 preferred shares)	Venture Capital	03/05/2024	$19,474,131	$28,697,877	*,5,7
Total Europe			$19,474,131	$28,697,877
North America - 7.0% of NAV
AcuityMD, Inc. (514,711 preferred shares)	Venture Capital	04/12/2024	$3,832,394	$4,627,200	*,5
Anduril Industries, Inc. (162,337 preferred shares)	Venture Capital	03/20/2025	9,358,000	11,193,574	*,5
Apex Technology, Inc. (924,758 preferred shares)	Venture Capital	04/16/2025	9,754,609	18,549,906	*,5
Atticus Labs, Inc. (307,490 preferred shares)	Venture Capital	04/09/2025	5,080,679	5,080,565	*,5
Black Forest Labs Inc. (9,131 preferred shares)	Venture Capital	11/21/2025	2,152,632	2,152,632	5
Chaos Industries, Inc. (439,136 preferred shares)	Venture Capital	04/25/2025	51,849,493	61,012,063	*,5
Colony Labs, Inc. (1,831,998 preferred shares)	Venture Capital	10/22/2025	14,871,128	14,841,382	*,5
Creatio Inc. (7,609 preferred shares)	Venture Capital	06/10/2024	778,806	778,806	*,5
Crusoe Inc. (107,132 preferred shares)	Venture Capital	10/08/2025	8,999,973	11,570,256	*,5
Cube Planning Inc. (277,368 preferred shares)	Venture Capital	12/15/2023	1,431,302	1,431,302	*,5
Cyera Ltd. (903,243 preferred shares)	Venture Capital	06/09/2026	18,000,007	18,000,007	*,5,8
Cyware Labs, Inc. (16,739 preferred shares)	Venture Capital	11/08/2023	188,612	188,612	*,5
Databricks, Inc. (111,842 preferred shares)	Venture Capital	12/16/2025	21,249,980	24,911,687	*,5
Duplocloud, Inc. (181,320 preferred shares)	Venture Capital	11/01/2023	1,675,406	2,044,379	*,5
Etched, Inc. (67,513 preferred shares)	Venture Capital	12/30/2025	1,039,078	1,039,078	*,5,8
Federato Technologies, Inc. (1,277,740 preferred shares)	Venture Capital	11/15/2024	9,538,093	18,716,770	*,5
Flock Group Inc (4,174,157 preferred shares)	Venture Capital	03/31/2026	65,250,005	65,250,005	*,5,8
GlossGenius, Inc. (15,397 preferred shares)	Venture Capital	01/26/2026	754,410	754,410	*,5
Hadrian Automation, Inc. (201,307 preferred shares)	Venture Capital	12/19/2025	3,701,832	14,222,581	*,5
Ilumed Parent LLC (1,650 preferred units)	Growth Equity	08/19/2024	9,493,125	12,513,600	*,5,6
Infinite Uptime, Inc. (231,940 preferred shares)	Venture Capital	01/06/2025	1,813,377	1,813,377	*,5
KoBold Metals Company (430,512 preferred shares)	Venture Capital	12/05/2024	40,217,438	48,480,645	*,5
Lynk Global, Inc. (661,073 preferred shares)	Venture Capital	02/12/2026	5,643,407	15,224,511	*,5,8
Lynk Global, Inc. (495,804 common warrants)	Venture Capital	02/12/2026	446,596	1,204,804	*,5,8

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
MTS Belmont Holdings, L.P. (31,111,144 common units)	Growth Equity	06/03/2025	$31,111,144	$31,111,144	*,5,8
Orca Biosystems, Inc. (158,202 preferred shares)	Venture Capital	02/02/2026	8,699,988	8,699,987	*,5,8
Overhaul Group Holdings, Inc. (830,940 preferred shares)	Venture Capital	02/01/2023	10,416,248	16,652,785	*,5
Overland AI Inc. (482,503 preferred shares)	Venture Capital	11/24/2025	4,399,993	4,399,993	*,5
Peak Topco Inc. (2,667 common shares)	Growth Equity	08/23/2024	2,248,390	2,867,533	*,⁺,5
Poolside Infrastructure Company, Inc. (160,443 preferred shares)	Venture Capital	02/23/2026	2	2	*,5
Poolside, Inc. (160,443 preferred shares)	Venture Capital	07/11/2024	12,226,575	12,226,575	*,5
PushPress, Inc. (760,282 preferred shares)	Venture Capital	10/17/2024	5,350,333	5,350,333	*,5
Rasa Technologies Inc. (361,126 preferred shares)	Venture Capital	12/06/2023	1,651,249	1,651,249	*,5
Saronic Technologies, Inc. (1,113,001 preferred shares)	Venture Capital	07/11/2024	22,025,049	30,546,312	*,5
Sift Stack, Inc. (797,607 preferred shares)	Venture Capital	07/18/2025	5,687,815	5,687,815	*,5
SWG Brands, Inc. (3,248,958 preferred shares)	Venture Capital	09/11/2024	8,282,602	12,833,709	*,5
Temporal Technologies Inc. (442,590 preferred shares)	Venture Capital	02/03/2025	4,371,343	10,016,638	*,5
ThreatLocker, Inc. (827,118 preferred shares)	Venture Capital	04/08/2024	42,211,570	54,643,220	*,5
Transcend Inc. (265,808 preferred shares)	Venture Capital	12/29/2023	2,785,645	2,785,641	*,5
TurbineOne, Inc. (54,690 preferred shares)	Venture Capital	05/07/2025	1,493,494	1,493,496	*,5
unitQ inc. (614,975 preferred shares)	Venture Capital	04/19/2024	2,536,280	2,536,280	*,5
Varda Space Industries, Inc. (621,671 preferred shares)	Venture Capital	02/24/2026	12,749,975	12,749,975	*,5,8
Vercel Inc. (54,767 preferred shares)	Venture Capital	09/26/2025	10,999,952	10,999,952	*,5
Vulcan Elements Holdings Corp. (299,941 preferred shares)	Venture Capital	05/29/2026	26,999,939	26,999,939	*,5,8
Total North America			$503,367,968	$609,854,730
Rest of World - 0.7% of NAV
Drafteame Ltd. (327,026 common shares)	Venture Capital	06/28/2024	$3,325,000	$10,002,404	*,5
Lyka Wellness Pty Ltd (29,344 preferred shares)	Venture Capital	04/25/2023	2,871,103	5,945,343	*,5,7
Zencity Technologies Ltd. (575,444 preferred shares)	Venture Capital	05/15/2024	5,852,957	5,852,957	*,5
Zepto Limited (61,513,005 preferred shares)	Venture Capital	08/24/2023	17,778,157	34,759,796	*,5
Total Rest of World			$29,827,217	$56,560,500
Total Direct Equity			$552,669,316	$695,113,107
Investment Funds - 18.0% of NAV
Europe - 0.5% of NAV
Altimeter Pilot Fund I, L.P	Venture Capital	05/08/2025	$11,083,549	$23,280,595	*,8
Fund J-1, a series of Riot Ventures Opportunity Fund, L.P.	Venture Capital	08/25/2025	1,103,798	2,235,347	*
Opportunity II - Factorial Funds Athena, LLC	Venture Capital	05/01/2026	15,825,945	15,750,000	*,8
Total Europe			$28,013,292	$41,265,942

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America - 17.4% of NAV
8VC AI Fund III, LLC	Venture Capital	08/13/2025	$11,520,547	$22,637,376	*,8
8VC AI Fund IV, LLC	Venture Capital	10/15/2025	14,620,694	21,523,707	*,8
8VC ANSF SPV I, LLC	Venture Capital	07/16/2024	3,614,027	9,967,776	*,8
8VC CBSB, LLC	Venture Capital	10/27/2025	18,000,854	17,995,343	*,8
8VC CHSB SPV, LLC	Venture Capital	08/02/2024	6,400,304	27,040,983	*,8
8VC COSB LLC	Venture Capital	02/06/2026	15,964,500	15,964,500	*,8
8VC ERSA SPV, LLC	Venture Capital	07/18/2025	6,525,310	10,629,615	*,8
8VC ERSB-A LLC	Venture Capital	02/13/2026	4,350,000	4,350,000	*,8
8VC LBSD SPV, LLC	Venture Capital	03/27/2025	15,750,747	29,154,619	*,8
ACN5 LLC	Venture Capital	10/21/2025	17,124,881	26,064,940	*
ACY VI LLC	Venture Capital	06/24/2026	9,000,000	9,000,000	*,8
Altimeter Atlas Fund I, L.P.	Venture Capital	05/08/2025	4,798,595	7,409,926	*,8
Altimeter Growth Co-Invest IV, L.P.	Venture Capital	09/05/2024	29,435,885	41,797,351	*,⁺,8
Altimeter Growth Co-Invest V, L.P.	Venture Capital	09/30/2024	22,580,916	76,087,828	*,8
Altimeter Growth Olympic Fund II, L.P.	Venture Capital	04/04/2025	13,518,276	26,916,185	*,8
Altimeter Growth Olympic Fund III, L.P.	Venture Capital	07/01/2025	12,827,868	25,518,781	*,8
Altimeter Kilauea Fund I, L.P.	Venture Capital	11/21/2025	8,610,737	8,583,138	*,8
Altimeter Vesuvius Fund I L.P.	Venture Capital	11/26/2025	12,817,223	12,810,263	*,8
ANL5 LLC	Venture Capital	04/09/2026	3,449,350	3,410,954	*,8
APE5 LLC	Venture Capital	06/26/2026	7,200,000	7,200,000	*,8
ASA4 LLC	Venture Capital	06/12/2024	8,900,000	14,309,851	*
Banner VC Co-Invest I, LP	Venture Capital	03/24/2026	6,145,868	6,121,382	*,⁺,8
Boldstart Cardinal, LLC	Venture Capital	06/04/2025	1,408,859	2,883,572	*
BSV Holdings I LP	Venture Capital	03/10/2025	1,828,174	3,356,835	*,⁺
Caffeinated Capital Amca SPV, LLC	Venture Capital	04/10/2026	1,565,544	1,565,544	*,8
Caffeinated Capital Saronic SPV II, LLC	Venture Capital	01/28/2025	28,500,000	45,997,804	*
Caffeinated Capital Varda SPV II, LLC	Venture Capital	09/05/2024	3,900,000	6,045,463	*
Canto of Arcadia, LP	Venture Capital	09/02/2025	879,724	855,433	*
Canto of Jupiter II, LP	Venture Capital	09/25/2025	1,170,989	1,514,264	*
CIV TNC SPV I, LLC	Venture Capital	04/16/2025	4,766,158	4,722,375	*
CIV TNC SPV II, LP	Venture Capital	02/23/2026	17,487,000	17,558,000	*,8
Cosmic 20252, L.P.	Venture Capital	05/02/2025	8,000,000	7,985,572	*
CRV Select II-V, LP	Venture Capital	05/06/2024	9,630,590	24,759,861	*
Daylight CD Investments, LP	Venture Capital	06/26/2026	18,000,000	18,000,000	*,8
Elephant Partners 2023 SPV-A, L.P.	Venture Capital	05/19/2023	34,665,443	37,543,006	*
Ensemble Continuation Fund LLC - Series Saronic	Venture Capital	07/10/2024	4,571,429	22,276,085	*
FE IV Co-Invest FA, L.P.	Growth Equity	07/31/2024	4,360,115	8,091,679	*
FE IV Co-Invest SO, L.P.	Growth Equity	10/24/2024	36,814,573	40,889,723	*
FLB Partners B, LP	Venture Capital	05/14/2025	40,950,000	65,517,624	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Fleet Data Centers I, LP	Other	10/08/2025	$3,243,053	$2,516,508	⁺
Fundomo ET-002, LP	Venture Capital	01/05/2026	3,140,628	3,140,628	*,8
Fundomo OLX-002, LP	Venture Capital	06/25/2026	13,500,000	13,500,000	*,8
GC Venture XII (A-IV), L.P.	Venture Capital	05/27/2026	3,566,533	3,565,107	*,8
Georgian Fund VI C Invest LP	Venture Capital	11/14/2024	17,682,873	35,320,042	*,⁺
HotWheels Co-Invest LP	Venture Capital	07/09/2025	13,793,280	14,004,297	*,⁺
ICONIQ Strategic Partners VI Co-Invest, L.P. - Series N-B3	Venture Capital	07/14/2025	8,874,549	16,747,676	*
Interlagos I, LLC, an Interlagos Capital Fund	Venture Capital	08/25/2025	6,781,223	11,761,366	*
Interlagos II, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	1,818,640	1,809,746	*
Interlagos III, LLC, an Interlagos Capital Fund	Venture Capital	08/29/2025	624,787	839,769	*
Interlagos IV, LLC, an Interlagos Capital Fund	Venture Capital	04/21/2026	3,141,799	3,060,691	*,8
KA Venture Investments Holdings, LLC	Venture Capital	10/15/2024	989,115	1,676,124	*
Kindred GMF1, L.P.	Venture Capital	05/23/2025	3,480,006	15,607,715	*
Lavrock-Castelion-P, LLC	Venture Capital	08/06/2025	6,308,162	8,281,345	*
LGF SUNNY MOMENTUM, L.P.	Venture Capital	04/30/2025	4,572,750	4,567,490	*
Lightspeed C Holdings, LLC	Venture Capital	11/12/2025	5,388,584	7,403,673	*
MC Tech IV (Co-Invest), LP	Venture Capital	04/04/2025	6,808,052	22,638,225	*
NEA CH 2026 SPV, L.P.	Venture Capital	03/24/2026	175,589	175,527	*,8
NEA CH SPV, L.P.	Venture Capital	05/09/2024	1,954,195	2,869,096	*
NEA SH 2025 SPV, L.P.	Venture Capital	06/24/2025	8,735,974	8,699,131	*
Olam T, L.P.	Venture Capital	04/27/2026	130,500,000	130,500,000	*,⁺,8
PMRP, LLC - Series 1	Venture Capital	09/08/2025	8,516,900	12,639,356	*,8
PMRP, LLC - Series 2	Venture Capital	01/20/2026	21,749,925	21,742,017	*,8
PMRP, LLC - Series 3	Venture Capital	02/12/2026	21,749,836	49,418,768	*,8
PMRP, LLC - Series 4	Venture Capital	05/28/2026	8,615,442	8,615,442	*,8
Project Shamrock, LLC	Venture Capital	10/14/2025	21,630,155	21,514,992	*,8
Redpoint Omega IV-C, L.P.	Venture Capital	06/28/2024	6,565,911	10,165,377	*
RPIII FB Co-Invest LLC	Growth Equity	03/02/2023	4,025,684	4,891,737	*,6
Series 1, a Series of Atreides Lookfar Fund, LLC	Venture Capital	06/22/2026	20,162,250	19,575,000	*,⁺,8
Series W DIs, a Series of Atreides Special Circumstances Fund, LLC	Venture Capital	01/26/2026	4,480,500	9,090,679	*,8
Shrug Opportunities & Natural Capital LP	Venture Capital	10/11/2024	22,695,000	35,424,804	*
StepStone VC PVP Follow-On, LLC	Venture Capital	09/11/2024	53,193	49,510	*,8
Stripes VII Azul Co-Invest, LP	Venture Capital	03/02/2026	2,643,067	2,640,887	*,8
Telstar4Ever by XYZ, LLC	Venture Capital	09/29/2025	4,536,000	7,347,899	*
Thrive Capital Partners IX Growth-C, LLC	Venture Capital	12/16/2024	7,617,428	18,284,562	*
Thrive Capital Partners IX Growth-F, LLC	Venture Capital	04/02/2025	27,135,315	118,766,598	*
Valor Summit 1.0 L.P.	Venture Capital	10/30/2024	32,356,940	110,241,291	*,⁺
VY Cerebrum, L.P.	Venture Capital	05/27/2025	9,293,532	9,119,939	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
WH Growth Fund III LP	Venture Capital	03/18/2026	$6,181,350	$6,181,350	*,8
WndrCo Holdings M C SPV LP	Venture Capital	05/02/2025	10,137,918	10,045,807	*
Total North America			$956,881,318	$1,518,497,529
Rest of World - 0.1% of NAV
Columbia XIG Co-Invest, L.P.	Venture Capital	11/25/2025	$3,935,228	$3,973,303	*,⁺
KA CT, LLC	Venture Capital	01/02/2024	2,190,000	2,899,245	*,9
Knollwood SPV XXV LLC	Venture Capital	04/14/2026	5,655,002	5,655,002	*,8
Total Rest of World			$11,780,230	$12,527,550
Total Investment Funds			$996,674,840	$1,572,291,021
Total Non-Controlled/Non-Affiliated Primary Direct Investments			$1,556,720,245	$2,277,811,026
Primary Investments - Non-Controlled/Non-Affiliated - 3.1% of NAV					1,2,3,4
Investment Funds - 3.1% of NAV
North America - 3.1% of NAV
8VC DSS A, L.P.	Venture Capital	02/28/2025	$41,401,964	$71,015,692	*,⁺,8
Altimeter Venture Partners Fund VII, L.P.	Venture Capital	11/08/2024	24,725,063	44,839,602	*,⁺,8
Banner VC I, LP	Venture Capital	05/01/2026	122,428	122,428	*,⁺,8
BVP Forge II Institutional A, L.P.	Growth Equity	11/12/2025	—	—	*,⁺
Cantos Ventures IV, L.P.	Venture Capital	09/25/2025	209,894	210,075	*,⁺
Cosmic - Aleph 4, L.P.	Venture Capital	09/10/2025	447,956	426,590	*,⁺
Cosmic - Bet 4 Durable, L.P.	Venture Capital	09/10/2025	1,195,041	1,601,288	*,⁺
Cosmic - Bet 4, L.P.	Venture Capital	09/10/2025	10,816,118	12,159,341	*,⁺
Glade Brook Strategic Growth V LP	Venture Capital	02/11/2026	6,792,903	6,702,998	*,⁺,8
HX One L.P.	Growth Equity	04/08/2025	11,056,500	11,539,590	*,⁺
Interlagos Fund I, LP	Venture Capital	09/24/2025	1,186,559	1,491,474	*,⁺
Marathon Management Partners Fund I, LP	Venture Capital	04/25/2025	2,270,144	2,717,745	*,⁺
StepStone VC LVR 2026 LLC	Venture Capital	04/28/2026	336,592	328,764	*,⁺,8
Thrive Capital Partners X Opportunity Fund, L.P.	Venture Capital	10/24/2025	65,443,092	117,469,834	*,⁺
Total North America			$166,004,254	$270,625,421
Total Investment Funds			$166,004,254	$270,625,421
Total Non-Controlled/Non-Affiliated Primary Investments			$166,004,254	$270,625,421
Secondary Investments - Non-Controlled/Non-Affiliated - 52.0% of NAV					1,2,3,4,10
Direct Equity - 6.3% of NAV
Europe - 0.5% of NAV
Monzo Bank Holding Group Limited (1,772,343 preferred shares)	Venture Capital	05/03/2024	$33,024,390	$44,424,096	*,5,7
Total Europe			$33,024,390	$44,424,096
North America - 5.7% of NAV
AcuityMD, Inc. (40,288 preferred shares)	Venture Capital	12/22/2025	$362,185	$362,185	*,5
Anduril Industries, Inc. (251,890 preferred shares)	Venture Capital	08/05/2024	7,693,941	17,368,496	*,5
Anduril Industries, Inc. (91,127 common shares)	Venture Capital	05/14/2024	2,514,476	6,283,453	*,5

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
Atticus Labs, Inc. (25,624 preferred shares)	Venture Capital	05/23/2025	$432,789	$423,378	*,5
Black Forest Labs Inc. (9,131 common shares)	Venture Capital	01/26/2026	2,152,632	2,152,632	*,5
BuildOps, Inc. (222,285 preferred shares)	Venture Capital	09/27/2023	229,865	499,297	*,5
Carry Technologies Inc. (72,362 preferred shares)	Venture Capital	06/11/2026	6,782,809	6,782,809	*,5
Carry Technologies Inc. (32,519 common shares)	Venture Capital	04/28/2025	1,753,385	3,048,149	*,5
Castelion Corporation (1,476 preferred shares)	Venture Capital	12/31/2025	224,322	253,872	*,5
Castelion Corporation (8,790 common shares)	Venture Capital	02/27/2026	1,511,880	1,511,880	*,5
Chaos Industries, Inc. (106,493 preferred shares)	Venture Capital	07/30/2025	12,505,116	14,795,775	*,5
Contentful Global, Inc. (74,057 preferred shares)	Venture Capital	06/13/2023	970,147	970,147	*,5
Creatio Inc. (32,501 preferred shares)	Venture Capital	06/10/2024	3,326,585	3,326,585	*,5
Creatio Inc. (15,127 common shares)	Venture Capital	06/10/2024	1,426,792	1,548,298	*,5
Crusoe Inc. (12,847 preferred shares)	Venture Capital	12/22/2025	1,284,700	1,387,476	*,5
Cube Planning Inc. (15,142 preferred shares)	Venture Capital	01/29/2024	57,947	78,137	*,5
Cyware Labs, Inc. (78,769 common shares)	Venture Capital	11/08/2023	754,418	153,663	*,5
Databricks, Inc. (1,247,271 preferred shares)	Venture Capital	12/01/2025	215,511,690	277,817,143	*,5
Databricks, Inc. (27,718 common shares)	Venture Capital	12/01/2025	4,157,700	6,173,907	*,5
Duplocloud, Inc. (22,402 preferred shares)	Venture Capital	11/01/2023	159,493	252,582	*,5
Etched, Inc. (162,032 preferred shares)	Venture Capital	04/29/2026	2,493,800	2,493,800	*,5,8
Federato Technologies, Inc. (122,707 preferred shares)	Venture Capital	11/15/2024	1,417,734	1,797,454	*,5
GlossGenius, Inc. (11,136 common shares)	Venture Capital	11/16/2023	282,909	545,633	*,5
Hadrian Automation, Inc. (26,352 preferred shares)	Venture Capital	10/14/2025	267,839	1,861,800	*,5
HyperNative Inc. (171,481 preferred shares)	Venture Capital	05/07/2025	4,549,991	4,549,991	*,5
KoBold Metals Company (31,241 preferred shares)	Venture Capital	02/05/2025	2,800,904	3,518,099	*,5
KoBold Metals Company (4,594 common shares)	Venture Capital	07/07/2025	390,614	517,338	*,5
Kong Inc. (1,211,663 preferred shares)	Venture Capital	10/10/2024	12,123,382	12,412,033	*,5
Maven Clinic Co. (254,542 preferred shares)	Venture Capital	08/16/2024	4,522,931	4,522,931	*,5
Orca Biosystems, Inc. (54,375 preferred shares)	Venture Capital	03/09/2026	2,175,000	2,990,239	*,5,8
Outreach Corporation (225,367 common shares)	Venture Capital	06/14/2023	1,802,939	901,468	*,5
Postman, Inc. (354,691 common shares)	Venture Capital	09/26/2025	4,078,947	4,665,357	*,5
PushPress, Inc. (400,842 preferred shares)	Venture Capital	10/17/2024	2,820,845	2,820,845	*,5
Saronic Technologies, Inc. (430,576 common shares)	Venture Capital	07/23/2024	3,627,978	11,817,158	*,5
Solutions By Text Holdco Inc. (268,109 common shares)	Venture Capital	05/16/2024	1,730,435	2,629,962	*,5
ThreatLocker, Inc. (544,041 preferred shares)	Venture Capital	04/08/2024	22,848,548	35,941,851	*,5
TurbineOne, Inc. (39,062 preferred shares)	Venture Capital	05/07/2025	1,066,719	1,066,721	*,5
Vacation Inc. (1,061,681 preferred shares)	Venture Capital	02/12/2024	3,198,070	6,415,644	*,5
Vannevar Labs, Inc. (82,416 preferred shares)	Venture Capital	02/18/2025	5,254,296	5,245,688	*,5
Vannevar Labs, Inc. (58,103 common shares)	Venture Capital	03/06/2025	3,704,261	3,698,192	*,5
Vercel Inc. (82,151 preferred shares)	Venture Capital	11/13/2025	16,500,028	16,500,028	*,5

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
Vercel Inc. (82,151 common shares)	Venture Capital	11/13/2025	$16,500,248	$16,500,028	*,5
Vetro, Inc. (273,397 preferred shares)	Growth Equity	08/08/2025	4,272,645	6,850,235	*,5
Total North America			$382,243,935	$495,452,359
Rest of World - 0.1% of NAV
Kela Technologies, Inc. (92,707 common shares)	Venture Capital	06/04/2026	$3,131,077	$3,295,873	*,5,8
Lyka Wellness Pty Ltd (7,809 preferred shares)	Venture Capital	05/02/2024	671,181	1,582,169	*,5,7
Zepto Limited (896,393 preferred shares)	Venture Capital	06/05/2024	214,630	513,892	*,5
Zepto Limited (2,156,326 common shares)	Venture Capital	01/08/2024	210,266	984,725	*,5
Total Rest of World			$4,227,154	$6,376,659
Total Direct Equity			$419,495,479	$546,253,114
Investment Funds - 45.7% of NAV
Europe - 5.6% of NAV
Glade Brook Private Investors XLIII LP	Growth Equity	08/01/2025	$340,269,951	$409,275,950	*,⁺
MVII Parloa SPV-B, L.P.	Venture Capital	06/25/2025	11,943,022	26,679,267	*
S-0226 SPV, a series of 201 Ventures Co-Invest LP	Venture Capital	02/17/2026	4,350,000	10,508,810	*,8
SilverTree Equity VIII LP	Venture Capital	04/10/2025	44,989,139	45,569,241	*,⁺
Total Europe			$401,552,112	$492,033,268
North America - 38.6% of NAV
137 Holdings AI II, LLC	Venture Capital	02/21/2024	$12,500,609	$46,975,944	*
137 Holdings SXXI, LLC	Venture Capital	03/18/2024	12,699,000	97,193,897	*
8VC ANSD SPV GP, LLC	Venture Capital	11/26/2025	4,273,517	4,823,531	*,8
8VC ANSD SPV, L.P	Venture Capital	11/26/2025	906,666	998,939	*,8
8VC ANSE SPV, L.P.	Venture Capital	04/07/2026	2,347,800	2,346,704	*,8
8VC Opportunities Fund II, L.P	Venture Capital	12/31/2025	7,730,834	14,733,061	*,⁺,8
AH Parallel Fund IV-Q, L.P	Venture Capital	07/01/2023	162,326	167,792	*,9
Altimeter Atlas Fund II, L.P.	Venture Capital	06/12/2025	896,263	1,431,765	*,⁺,8
Altimeter Kilauea Fund I, L.P.	Venture Capital	05/04/2026	1,721,674	1,716,628	*,8
Altimeter Premier Growth VIII, L.P	Venture Capital	11/14/2025	20,254,635	32,646,298	*,⁺,8
Altimeter Vesuvius Fund I L.P.	Venture Capital	05/04/2026	1,708,621	1,708,621	*,8
Amaranth DC Holdings, LP	Growth Equity	02/23/2024	14,005,998	17,433,716	*
Amplify Partners II, L.P.	Venture Capital	04/14/2025	267,303	219,409	*,⁺
Amplify Partners III, L.P.	Venture Capital	04/14/2025	2,848,292	4,287,841	*
Amplify Partners Select Fund IV, L.P.	Venture Capital	04/14/2025	345,004	536,007	*,⁺
Andreessen Horowitz Fund IV-Q, L.P.	Venture Capital	07/01/2023	356,962	316,504	*,9
Arctos Sports Partners Elvis Co-Invest II LP	Growth Equity	12/18/2025	14,946,740	19,232,508	*,7
Arctos Sports Partners Fund II, LP	Growth Equity	10/07/2025	4,680,536	5,207,963	*,7
Ardent GB Holdings, LP	Venture Capital	03/21/2024	2,723,400	2,710,642	*
ARP4 II LLC	Venture Capital	07/28/2025	34,800,000	64,469,641	*
ARP4 LLC	Venture Capital	03/20/2025	20,768,665	52,347,013	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
ASY5 LLC	Growth Equity	08/08/2025	$30,450,000	$34,221,656	*
Backend Capital, a series of Backend Capital, LP	Venture Capital	08/29/2023	689,809	2,296,736	*
Betaworks Ventures 1.0, LP	Venture Capital	01/24/2023	5,221,432	21,543,852	*,⁺
Betaworks Ventures 2.0, LP	Venture Capital	01/24/2023	2,125,435	2,693,182	*,⁺
Betaworks Ventures 3.0, LP	Venture Capital	01/24/2023	1,650,000	1,604,177	*,⁺,9
Boldstart Opportunities I L.P.	Venture Capital	04/17/2024	249,020	275,936	*
Boldstart Ventures II L.P.	Venture Capital	06/30/2024	3,714,606	4,635,201	*,⁺
Boldstart Ventures III L.P.	Venture Capital	04/17/2024	3,111,579	6,242,382	*
Bregal Sagemount IV RGS Co-Invest L.P.	Growth Equity	03/25/2026	23,595,538	23,595,538	*,8
Caffeinated Capital Venture Fund IV, LP	Venture Capital	06/17/2025	5,905,074	11,759,326	*,⁺
Caffeinated Capital Venture Fund V, LP	Venture Capital	07/01/2025	1,169,824	1,256,892	*,⁺
Charles River Partnership XIV, LP	Venture Capital	06/30/2023	83,101	57,072	*,7
Charles River Partnership XV, LP	Venture Capital	06/30/2023	706,240	1,383,281	*,⁺,7
Charles River Partnership XVI, LP	Venture Capital	06/30/2023	4,436,613	5,956,285	*,⁺,7
CNK Fund IV, L.P.	Venture Capital	12/31/2023	6,669,639	11,425,803	*,⁺,9
CNK Seed Fund I, L.P.	Venture Capital	12/31/2023	1,993,968	3,201,763	*,⁺,9
Columbia Capital Equity Partners VI (QP), L.P.	Venture Capital	06/30/2023	231,054	251,554	*,9
Columbia Capital Equity Partners VII (QP), L.P.	Growth Equity	08/04/2023	224,719	368,622	*,⁺,9
Columbia Spectrum Partners VI-A, L.P.	Venture Capital	09/10/2024	44,500,000	61,856,611	*
Conversion Capital Fund II, LP	Venture Capital	09/30/2023	46,298	52,795	*,⁺
Craft Ventures Affiliates II, L.P.	Venture Capital	06/30/2023	174,577	363,179	*
Craft Ventures Growth I, L.P.	Venture Capital	06/30/2023	76,732	301,910	*,⁺
Craft Ventures III, L.P.	Venture Capital	06/30/2023	87,895	184,210	*,⁺
CRV SPV2-Z, LLC	Venture Capital	12/06/2024	5,285,066	7,006,899	*,8
DST Global IX, L.P.	Venture Capital	10/01/2023	15,671,097	47,004,279	*,⁺
DST Global VI, L.P.	Venture Capital	10/01/2023	2,206,878	4,454,543	*
DST Global VII, L.P.	Venture Capital	10/01/2023	7,516,150	22,376,267	*
DST Global VIII, L.P.	Venture Capital	10/01/2023	5,885,606	12,275,644	*,⁺
DST Investments XXI, L.P.	Venture Capital	10/01/2023	281,117	280,529	*
DSTG VII Investments-1, L.P.	Venture Capital	10/01/2023	253,192	285,041	*
DSTG VII Investments-4, L.P.	Venture Capital	10/01/2023	58,052	83,005	*
Elephant Partners I, L.P.	Growth Equity	04/12/2024	513,786	425,428	*,⁺
Elephant Partners II, L.P.	Growth Equity	04/12/2024	534,646	748,542	*,⁺
Elephant Partners III, L.P.	Growth Equity	04/12/2024	387,439	839,120	*,⁺
Elephant Partners IV, L.P.	Growth Equity	04/12/2024	324,680	392,264	*,⁺
Emergence Capital Partners II, L.P.	Venture Capital	10/22/2024	1,639,724	941,830	*,⁺
Felicis Ventures VI, L.P.	Venture Capital	11/04/2022	15,445,552	19,565,142	*,9
Felicis Ventures VII, L.P.	Venture Capital	11/04/2022	14,105,574	20,421,216	*,⁺
Fika Ventures - A, L.P.	Venture Capital	01/09/2024	116,968	140,310	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
Fika Ventures, L.P.	Venture Capital	06/27/2023	$933,803	$1,490,540	*
Fingercheck Holdings, LLC	Venture Capital	10/16/2024	31,236,799	36,731,296	*
First-Party Time VI LLC	Growth Equity	07/02/2024	13,366,921	19,127,322	*
Five Elms III Apptegy CV, L.P.	Growth Equity	12/20/2023	18,805,495	30,858,256	*,⁺
Frontier Continuation Fund V, LP	Growth Equity	11/20/2025	81,888,110	91,128,914	*,⁺
FTV - FA, L.P.	Growth Equity	07/11/2025	16,266,899	16,212,410	*,⁺
Fundomo ET001, LP	Venture Capital	06/23/2025	8,220,293	15,060,486	*
Fundomo Flagship, LP	Venture Capital	06/06/2025	1,121,876	1,110,365	*
Fundomo Fund II, LP	Venture Capital	06/16/2025	265,171	370,329	*,⁺
Gator Co-Invest LI, L.P.	Growth Equity	10/21/2025	26,837,520	26,509,874	*,7
Georgian Alignment Fund AS, LP	Venture Capital	10/31/2024	57,772,097	99,489,993	*,⁺
Glade Brook Gondola Fund I LP	Growth Equity	02/09/2026	280,423,855	545,484,651	*,⁺,8
Glade Brook Private Investors XXXIV LP	Venture Capital	10/22/2025	1,143,064	1,537,290	*
Glade Brook Private Investors XXXVII LP	Venture Capital	05/14/2025	157,044,717	185,234,461	*
Glade Brook Strategic Growth IV LP	Venture Capital	04/15/2025	983,315	1,669,802	*,⁺
Greenoaks Capital MS LP - Jenner II Series	Venture Capital	06/06/2024	23,164,166	27,195,170	*,⁺
Group 11 Fund VI, L.P.	Venture Capital	12/22/2023	1,806,971	3,896,833	*
Hildred Capital Co-Invest-REBA, LP	Venture Capital	10/08/2024	21,627,000	32,366,299	*,⁺
Hildred Equity Partners III-A, LP	Growth Equity	10/08/2024	293,099	410,918	*,⁺
Hildred Perennial Partners I, LP	Venture Capital	12/22/2023	3,442,494	5,306,227	*,⁺
Imaginary Venture Capital TR-1, L.P.	Venture Capital	07/30/2024	13,350,000	18,360,266	*
Initialized III L.P.	Venture Capital	11/27/2024	26,011,974	32,818,760	*,⁺
Insight Partners Continuation Fund II, L.P.	Growth Equity	03/31/2023	16,339,159	21,072,397	⁺
Inspired Capital Shop, L.P.	Venture Capital	08/08/2025	4,376,970	4,354,397	*
Integrity Growth Partners Fund II, L.P.	Growth Equity	07/31/2024	6,631,563	8,529,861	*,⁺
JMI Fuego Aggregator, L.P.	Growth Equity	06/26/2025	10,526,281	10,397,229	*,⁺
K1X Co-Invest, LLC	Venture Capital	09/05/2024	967,581	3,669,100	*
KA HINT, LLC	Venture Capital	03/13/2025	8,200,000	23,104,947	*
Lightspeed Venture Partners Select II, L.P.	Venture Capital	12/30/2022	648,677	621,884	*,⁺,7
Lightspeed Venture Partners Select IV, L.P.	Venture Capital	12/30/2022	1,136,554	2,322,316	*,7
Lightspeed Venture Partners X, L.P.	Venture Capital	12/30/2022	2,438,079	2,309,843	*,⁺,7
Lightspeed Venture Partners XI, L.P.	Venture Capital	12/30/2022	1,781,103	1,733,172	*,⁺,7
Lightspeed Venture Partners XII, L.P.	Venture Capital	12/30/2022	1,531,293	2,592,823	*,⁺,7
Lightspeed Venture Partners XIII, L.P.	Venture Capital	12/30/2022	1,491,365	2,668,949	*,⁺,7
Lightspeed W-I, LLC	Venture Capital	03/26/2024	84,105	952,900	*
Lux Ventures IV, L.P.	Venture Capital	06/30/2023	511,875	794,051	*
Mantis Capital Fund I, LP	Venture Capital	06/08/2026	1,719,705	2,844,679	*,8
Mantis Capital Fund II, LP	Venture Capital	06/08/2026	716,952	1,185,957	*,⁺,8
Maple 3 VC, L.P.	Venture Capital	08/20/2024	618,902	1,022,255	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
Maple SPV-C2, LLC	Venture Capital	08/14/2024	$1,754,230	$19,084,389	*
March Capital Opportunity Fund II, L.P.	Venture Capital	09/30/2023	42,628	64,523	*
March Capital Partners Fund II, L.P.	Venture Capital	09/30/2023	34,781	54,932	*
Maroon Investors, L.P.	Growth Equity	07/14/2023	10,730,190	14,650,028	*,⁺
NEA Secondary Opportunity Fund, L.P.	Venture Capital	07/03/2024	7,997,830	18,293,732	*,⁺
Nexus Ventures VI, L.P.	Venture Capital	08/28/2023	132,969	365,116	*,⁺
Orkila Growth Fund III, LP	Growth Equity	09/29/2023	2,123,360	4,674,868	*,⁺,7
Orkila Growth Fund IV, LP	Growth Equity	09/29/2023	80,867	84,747	*,⁺,7
Otherwise Fund V, L.P.	Venture Capital	03/24/2025	894,390	876,122	*,⁺
Otherwise RP SPV, L.P.	Venture Capital	03/17/2025	13,330,236	15,688,460	*
Poplar DC Holdings, LP	Growth Equity	07/01/2024	39,414,217	38,097,905	*
Primary Select Fund II, L.P.	Venture Capital	04/28/2023	534,706	871,314	*
Project Banded, LLC Series 1	Venture Capital	03/31/2026	43,523,943	40,922,577	*,8
Project Banded, LLC Series 2	Venture Capital	04/30/2026	24,534,031	22,879,143	*,8
Project Heron, LLC	Venture Capital	10/07/2025	80,734,150	161,710,111	*,⁺,8
PSG Sequel-A L.P.	Growth Equity	01/30/2025	54,654,813	61,464,001	*,⁺
PVP SGSS I, LLC	Venture Capital	12/18/2023	4,086,266	3,695,393	*,⁺,8
PVP SGSS I-A, LLC	Venture Capital	12/18/2023	4,514,403	4,177,879	*,⁺,8
Refactor Capital, L.P.	Venture Capital	02/03/2026	2,091,654	3,106,839	*,8
Resolve Growth Partners Fund I (Murray), L.P.	Growth Equity	10/01/2025	2,193,237	2,086,387	*,⁺
Resolve Growth Partners Fund I, L.P.	Growth Equity	10/01/2025	6,270,860	7,867,895	*,⁺
Resolve Growth Partners Fund II, L.P.	Growth Equity	09/30/2025	760,317	788,658	*,⁺,9
Rocket Fuel III LLC	Growth Equity	07/02/2024	13,409,745	13,465,031	*
Sands Capital Global Innovation Fund III-RP, L.P.	Venture Capital	09/10/2025	13,637,084	13,456,073	*
Sea Change IV LLC	Growth Equity	07/02/2024	1,824,309	3,006,640	*
SG VC Fund II, L.P.	Venture Capital	12/05/2023	5,172,002	4,850,419	*
Shasta Ventures V, L.P.	Venture Capital	06/30/2024	5,428,648	6,682,561	*,⁺
Signal Peak Ventures III CIV-A, L.P.	Venture Capital	09/30/2024	4,608,255	9,340,906	*
Signal Peak Ventures III, L.P.	Venture Capital	09/30/2024	5,036,890	8,904,709	*
Signal Peak Ventures IV, L.P.	Venture Capital	11/01/2024	3,274,282	4,193,289	*,⁺
Silas Capital Partners II, L.P.	Venture Capital	03/15/2024	6,612,186	8,967,778	*,⁺
Silas-MBM LLC	Venture Capital	02/12/2024	783,832	1,367,070	*
SSG Fika VC, LLC	Venture Capital	01/03/2025	4,661,885	5,588,570	*,8
ST-1014 Fund I, a series of Fundomo Syndicates, LP	Venture Capital	05/08/2026	5,511,322	5,509,244	*,8
Standard Crypto Venture Fund I LP	Venture Capital	10/23/2024	1,677,003	2,576,650	*,⁺,9
StepStone BSV VC 2024 LLC	Venture Capital	08/14/2024	7,582,580	21,168,984	*,8
Stripes VI Crimson Co-Invest, LP	Venture Capital	01/17/2025	3,339,833	6,471,527	*
Stripes VI Rainier Co-Invest, LP	Growth Equity	10/24/2024	8,833,154	8,802,262	*
Stripes VI(A), LP	Growth Equity	07/17/2025	62,318,555	108,199,945	*,⁺

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Stripes VII(A), LP	Venture Capital	07/25/2025	$3,514,777	$3,668,012	*,⁺
T. Rowe Price Private Opportunities Offshore Fund LP	Venture Capital	01/02/2026	25,643,105	30,901,830	*,⁺
TCV Juniper Co, L.P.	Growth Equity	04/07/2025	9,185,368	8,899,903	*
Telescope FU Investor, LLC	Venture Capital	04/22/2025	11,805,885	15,686,223	*,⁺
Thrive Capital Partners IX Growth-E, LLC	Venture Capital	01/14/2025	2,884,226	6,929,066	*
Thrive Capital Partners VIII Growth-B, LLC	Venture Capital	03/17/2023	10,888,611	34,026,699	*
TPG Tech Adjacencies II Stellar CI, L.P.	Venture Capital	10/21/2025	1,955,921	7,291,683	*
Troy Capital Partners Exploration Fund 2024, LP	Venture Capital	09/16/2024	19,394,809	128,483,463	*
Truehelm Co-Invest CAN, LP	Growth Equity	03/19/2025	9,208,460	16,497,407	*,6
Truehelm Fund III, L.P.	Growth Equity	03/20/2025	6,867,508	6,344,577	*,⁺,9
Turn/River Capital V (Co-Investment S), L.P.	Growth Equity	04/01/2025	4,770,495	4,766,711	*,⁺
Turn/River Capital VI (Co-Investment S), L.P.	Growth Equity	04/01/2025	6,914,505	6,910,125	*,⁺
Valor Equity Partners V L.P.	Venture Capital	10/01/2025	23,014,585	64,429,079	*,⁺
Valor M33 III L.P.	Venture Capital	08/29/2024	12,011,200	63,606,748	*
VY Nous LP	Venture Capital	01/29/2026	41,409,991	66,220,563	*,⁺,8
VY Space II LP	Venture Capital	10/29/2024	15,304,468	102,138,002	*,⁺
VYC25 Limited	Venture Capital	03/10/2025	55,719,400	163,152,704	*
Who is John Galt, LP	Venture Capital	08/22/2025	9,360,076	9,113,001	*
Total North America			$1,938,008,361	$3,379,942,141
Rest of World - 1.5% of NAV
Coatue US 50 LLC - Series 1	Venture Capital	12/19/2024	$36,395,265	$54,646,699	*
Glade Brook Strategic Growth III LP	Venture Capital	04/21/2025	3,344,566	4,060,293	*
KWI Cyber Holdings LLC	Venture Capital	10/07/2025	13,653,093	13,072,960	*,⁺
MGR-CloudWalk LLC	Venture Capital	09/12/2024	3,038,070	5,098,452	*
SSMGR-C, LLC - Series 1	Venture Capital	10/21/2024	13,027,441	19,929,101	*,8
VY Terra II LP	Venture Capital	04/08/2026	31,886,202	31,570,497	*,⁺,8
Total Rest of World			$101,344,637	$128,378,002
Total Investment Funds			$2,440,905,110	$4,000,353,411
Total Non-Controlled/Non-Affiliated Secondary Investments			$2,860,400,589	$4,546,606,525
Public Securities - Non-Controlled/Non-Affiliated - 10.6% of NAV					1,2
North America - 10.6% of NAV
Cerebras Systems Inc. (195,471 common shares)	Public Securities	01/28/2026	$17,399,968	$39,566,047	*,8,11,12
Navan, Inc. (14,439 common shares)	Public Securities	06/11/2026	326,755	330,220	*
Space Exploration Technologies Corp. (616,725 common shares)	Public Securities	04/26/2024	12,948,495	105,373,634	*,12
Space Exploration Technologies Corp. (4,952,450 common shares)	Public Securities	09/16/2025	256,607,418	783,812,465	*,11,12

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Public Securities - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Teamshares Inc. (174,452 common shares)	Public Securities	09/27/2023	$1,744,522	$1,433,995	*
Total North America			$289,027,158	$930,516,361
Total Non-Controlled/Non-Affiliated Public Securities			$289,027,158	$930,516,361
Short-Term Investments - Non-Controlled/Non-Affiliated - 3.8% of NAV
Fidelity Investments Money Market Government
Portfolio — Class I, 3.53% (333,802,929 shares)	Money Market	N/A	$333,802,929	$333,802,929	13
Total Non-Controlled/Non-Affiliated Short-Term Investments			$333,802,929	$333,802,929
Total Non-Controlled/Non-Affiliated Investments - 95.6% of NAV			$5,205,955,175	$8,359,362,262
Primary Direct Investments - Controlled/Affiliated - 0.3% of NAV					1,2,3,4
Investment Funds
North America - 0.3% of NAV
BSV Star Queen, LLC	Venture Capital	10/15/2024	$4,450,000	$7,321,291	*
Defense Tech SVC BH SPV LLC	Venture Capital	10/17/2025	1,126,801	1,497,749	*
S Squared - HAD LP	Venture Capital	06/18/2025	469,168	2,721,441	*
Terrain Opportunity I, LP	Venture Capital	02/26/2025	2,278,987	18,377,669	*
Total North America			$8,324,956	$29,918,150
Total Investment Funds			$8,324,956	$29,918,150
Total Controlled/Affiliated Primary Direct Investments			$8,324,956	$29,918,150
Secondary Investments - Controlled/Affiliated - 1.0% of NAV					1,2,3,4
Investment Funds
North America - 1.0% of NAV
CRV XVIII-Z, LP	Venture Capital	10/10/2024	$11,009,502	$11,549,452	*
Redpoint Omega IV-Y, L.P	Venture Capital	11/18/2024	26,620,000	74,297,613	*
Total North America			$37,629,502	$85,847,065
Total Investment Funds			$37,629,502	$85,847,065
Total Controlled/Affiliated Secondary Investments			$37,629,502	$85,847,065
Total Controlled/Affiliated Investments - 1.3% of NAV			$45,954,458	$115,765,215
Total Investments - 96.9% of NAV			$5,251,909,633	$8,475,127,477
Other assets in excess of liabilities - 3.1% of NAV				$274,289,728
Net Assets - 100.0% of NAV				$8,749,417,205

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2026 (unaudited)

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
[1]	Geographic region generally reflects the location of the investment manager or company.
[2]	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
[3]	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
[4]	The fair value of any Primary Direct Investment, Primary Investment, or Secondary Investment has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such investments (including any of its affiliates).
[5]	The fair value of the investment was determined using significant unobservable inputs.
[6]	All or a portion of this security is held by SPRING I LLC - Series A.
[7]	All or a portion of this security is held by SPRING Cayman II LLC.
[8]	All or a portion of this security is held by SPRING Subsidiary LLC.
[9]	All or a portion of this security is held by SPRING Cayman LLC.
[10]	The Fund's investments in certain Secondary Investment Funds - Non-Controlled/Non-Affiliated result in indirect exposure to Space Exploration Technologies Corp. of approximately 12.2% of the Fund's NAV.
[11]	The investment is subject to restrictions on resale under Rule 144 of the Securities Act of 1933 and may not be freely sold in the public market without registration or an applicable exemption from registration. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
[12]	All or a portion of the investment is subject to contractual sale restrictions and may not be sold or transferred until the lock-up periods expire.
[13]	The rate reported is the 7-day effective yield at the period end.